Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Advisor Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class I
Trading Symbol	FAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,072 $10,870 $12,188 $13,718 $14,048 $17,065 $21,277 $18,516 $20,659 $24,750 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 19.80% 11.99% 9.49% Fidelity Balanced 60/40 Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,951,422,626
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 34,487,722
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 8.5 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.5 Bonds 36.7 Preferred Stocks 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.7 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 1.9 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class A
Trading Symbol	FABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,473 $10,192 $11,399 $12,796 $13,071 $15,836 $19,697 $17,099 $19,037 $22,747 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 12.62% 10.40% 8.57% Class A (without 5.75% sales charge) 19.49% 11.72% 9.21% Fidelity Balanced 60/40 Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,951,422,626
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 34,487,722
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 8.5 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.5 Bonds 36.7 Preferred Stocks 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.7 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 1.9 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class C
Trading Symbol	FABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.54%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,975 $10,652 $11,823 $13,172 $13,356 $16,061 $19,824 $17,084 $19,021 $22,728 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 17.56% 10.87% 8.56% Class C 18.56% 10.87% 8.56% Fidelity Balanced 60/40 Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,951,422,626
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 34,487,722
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 8.5 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.5 Bonds 36.7 Preferred Stocks 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.7 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 1.9 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class M
Trading Symbol	FAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,674 $10,381 $11,585 $12,974 $13,221 $15,978 $19,830 $17,170 $19,057 $22,722 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.06% 10.65% 8.55% Class M (without 3.50% sales charge) 19.23% 11.44% 8.94% Fidelity Balanced 60/40 Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,951,422,626
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 34,487,722
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 8.5 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.5 Bonds 36.7 Preferred Stocks 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.7 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 1.9 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class Z
Trading Symbol	FZAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,085 $10,900 $12,237 $13,791 $14,145 $17,203 $21,473 $18,709 $20,900 $25,066 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 19.94% 12.12% 9.62% Fidelity Balanced 60/40 Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,951,422,626
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 34,487,722
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 8.5 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.5 Bonds 36.7 Preferred Stocks 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.7 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 1.9 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec